Loans Receivable (Tables)	12 Months Ended
Dec. 31, 2013
Receivables [Abstract]
Schedule of components of loans receivable
The components of loans receivable at December 31, 2013 and 2012 are as follows:

	2013	2012

Commercial loans	$50,876,482	$47,463,912
Commercial real estate	90,251,024	84,106,515
Consumer loans	28,831,129	29,678,184
Home equity	49,424,329	47,083,312
Residential mortgages	118,402,020	104,236,713
	337,784,984	312,568,636
Deferred fees	964,725	880,958
Allowance for loan losses	(3,109,775)	(2,775,857)
Net loans	$335,639,934	$310,673,737

Schedule of activity in the allowance for loan losses by portfolio segment
The following table presents the activity in the allowance for loan losses by portfolio segment for the years ending December 31, 2013, 2012 and 2011:

	Commercial Loans	Commercial Real Estate	Consumer Loans	Home Equity	Residential Mortgages	Total
December 31, 2013

Allowance for loan losses:
Beginning balance	$833,607	$856,712	$231,634	$281,614	$572,290	$2,775,857
Charge-offs	(35,626)	—	(190,546)	(1,486)	(54,271)	(281,929)
Recoveries	1,462	—	112,322	1,163	900	115,847
Provision for loan losses	71,018	143,592	107,287	18,822	159,281	500,000
Ending balance	$870,461	$1,000,304	$260,697	$300,113	$678,200	$3,109,775

	Commercial Loans	Commercial Real Estate	Consumer Loans	Home Equity	Residential Mortgages	Total
December 31, 2012

Allowance for loan losses:
Beginning balance	$534,995	$1,309,811	$326,123	$264,513	$464,083	$2,899,525
Charge-offs	(35,521)	(653,938)	(206,620)	(29,608)	(8,000)	(933,687)
Recoveries	787	1,985	63,821	1,217	2,209	70,019
Provision for loan losses	333,346	198,854	48,310	45,492	113,998	740,000
Ending balance	$833,607	$856,712	$231,634	$281,614	$572,290	$2,775,857

	Commercial Loans	Commercial Real Estate	Consumer Loans	Home Equity	Residential Mortgages	Total
December 31, 2011

Allowance for loan losses:
Beginning balance	$2,667,827	$575,780	$337,339	$264,625	$430,878	$4,276,449
Charge-offs	(2,273,355)	(79,701)	(249,428)	(13,020)	(26,501)	(2,642,005)
Recoveries	55,628	5,134	150,513	3,738	68	215,081
Provision for loan losses	84,895	808,598	87,699	9,170	59,638	1,050,000
Ending balance	$534,995	$1,309,811	$326,123	$264,513	$464,083	$2,899,525

Schedule of the balances in the allowance for loan losses and the recorded investment in loans by portfolio segment and based on impairment method
The following table presents the balance in the allowance for loan losses and the recorded investment in loans by portfolio segment and based on impairment method as of December 31, 2013 and December 31, 2012:

December 31, 2013	Commercial Loans	Commercial Real Estate	Consumer Loans	Home Equity	Residential Mortgages	Total

Allowance for loan losses attributable to loans:
Individually evaluated for impairment	$58,576	$23,769	$—	$—	$—	$82,345
Collectively evaluated for impairment	811,885	976,535	260,697	300,113	678,200	3,027,430
Total	$870,461	$1,000,304	$260,697	$300,113	$678,200	$3,109,775
Loans:
Individually evaluated for impairment	$925,596	$503,792	$—	$—	$—	$1,429,388
Collectively evaluated for impairment	49,950,886	89,747,232	28,831,129	49,424,329	118,402,020	336,355,596
Total	$50,876,482	$90,251,024	$28,831,129	$49,424,329	$118,402,020	$337,784,984

December 31, 2012	Commercial Loans	Commercial Real Estate	Consumer Loans	Home Equity	Residential Mortgages	Total

Allowance for loan losses attributable to loans:
Individually evaluated for impairment	$213,685	$22,997	$—	$—	$—	$236,682
Collectively evaluated for impairment	619,922	833,715	231,634	281,614	572,290	2,539,175
Total	$833,607	$856,712	$231,634	$281,614	$572,290	$2,775,857
Loans:
Individually evaluated for impairment	$884,680	$200,638	$—	$—	$—	$1,085,318
Collectively evaluated for impairment	46,579,232	83,905,877	29,678,184	47,083,312	104,236,713	311,483,318
Total	$47,463,912	$84,106,515	$29,678,184	$47,083,312	$104,236,713	$312,568,636

Schedule of information related to loans individually evaluated for impairment by segment of loans
The following table presents information related to loans individually evaluated for impairment by segment of loans as of and for the year ended December 31, 2013, 2012 and 2011:

	December 31, 2013
	Unpaid Principal Balance	Recorded Investment	Allowance for Loan Losses Allocated	Average Recorded Investment	Cash Basis Interest Income Recognized

With no related allowance recorded:
Commercial loans	$—	$—	$—	$—	$—
Commercial real estate	—	—	—	—	—
With an allowance recorded:
Commercial loans	925,596	925,596	58,576	1,057,292	56,035
Commercial real estate	503,792	503,792	23,769	524,951	29,704
Total	$1,429,388	$1,429,388	$82,345	$1,582,243	$85,739

	December 31, 2012
	Unpaid Principal Balance	Recorded Investment	Allowance for Loan Losses Allocated	Average Recorded Investment	Cash Basis Interest Income Recognized

With no related allowance recorded:
Commercial loans	$—	$—	$—	$—	$—
Commercial real estate	—	—	—	—	—
With an allowance recorded:
Commercial loans	884,680	884,680	213,685	960,820	44,708
Commercial real estate	200,638	200,638	22,997	609,764	11,622
Total	$1,085,318	$1,085,318	$236,682	$1,570,584	$56,330

	December 31, 2011
	Unpaid Principal Balance	Recorded Investment	Allowance for Loan Losses Allocated	Average Recorded Investment	Cash Basis Interest Income Recognized

With no related allowance recorded:
Commercial loans	$—	$—	$—	$—	$—
Commercial real estate	—	—	—	—	—
With an allowance recorded:
Commercial loans	—	—	—	1,074,271	9
Commercial real estate	836,098	836,098	661,098	1,218,246	—
Total	$836,098	$836,098	$661,098	$2,292,517	$9

Schedule of recorded investment in nonaccrual and past due loans over 90 days still on accrual by class
The following table presents the recorded investment in nonaccrual and past due loans over 90 days still on accrual by portfolio segment as of December 31, 2013 and December 31, 2012:

	December 31, 2013		December 31, 2012
	Nonaccrual	Loans Past Due Over 90 days still Accruing	Nonaccrual	Loans Past Due Over 90 days still Accruing

Commercial loans	$49,037	$—	$58,900	$—
Commercial real estate	—	—	—	238,265
Consumer loans	—	—	—	—
Home equity	261,644	—	150,000	—
Residential mortgages	217,982	—	279,349	—
Total	$528,663	$—	$488,249	$238,265

Schedule of aging of the recorded investment in past due loans by class of loans
The following represents the aging of the recorded investment in past due loans as of December 31, 2013 and December 31, 2012 by class of loans:

	December 31, 2013
	Total	30-59 Days Past Due	60-89 Days Past Due	Greater than 90 Days Past Due	Total Past Due	Loans Not Past Due

Commercial loans	$50,876,482	$—	$—	$—	$—	$50,876,482
Commercial real estate	90,251,024	—	—	—	—	90,251,024
Consumer loans	28,831,129	124,654	—	—	124,654	28,706,475
Home equity	49,424,329	67,376	—	261,644	329,020	49,095,309
Residential mortgages	118,402,020	95,180	—	217,982	313,162	118,088,858
Total	$337,784,984	$287,210	$—	$479,626	$766,836	$337,018,148

	December 31, 2012
	Total	30-59 Days Past Due	60-89 Days Past Due	Greater than 90 Days Past Due	Total Past Due	Loans Not Past Due

Commercial loans	$47,463,912	$—	$—	$—	$—	$47,463,912
Commercial real estate	84,106,515	—	—	238,265	238,265	83,868,250
Consumer loans	29,678,184	84,949	—	—	84,949	29,593,235
Home equity	47,083,312	23,217	—	150,000	173,217	46,910,095
Residential mortgages	104,236,713	181,333	56,000	279,349	516,682	103,720,031
Total	$312,568,636	$289,499	$56,000	$667,614	$1,013,113	$311,555,523

Troubled Debt Restructurings on Financing Receivables
The following table presents the summary of the investment in troubled debt restructurings and related allowance for loan losses as of December 31, 2013 and 2012 by class of loans:

	December 31, 2013			December 31, 2012
	Number of Loans	Recorded Investment	Allowance for Loan Losses Allocated	Number of Loans	Recorded Investment	Allowance for Loan Losses Allocated

Troubled Debt Restructurings
Commercial loans	6	$925,596	$58,576	4	$662,167	$185,854
Commercial real estate	—	—	—	—	—	—
Consumer loans	—	—	—	—	—	—
Home equity	—	—	—	—	—	—
Residential mortgages	—	—	—	—	—	—
Total	6	$925,596	$58,576	4	$662,167	$185,854

Schedule of the risk category by class of loan
Based on the most recent analysis performed (all loans graded within the past 12 months), the risk category by class of loan is as follows:

	December 31, 2013
	Not Rated	Pass	Special Mention	Substandard	Doubtful

Commercial loans	$14,936,797	$33,926,635	$418,039	$1,545,974	$49,037
Commercial real estate	14,826,457	74,147,934	427,479	849,154	—
Total	$29,763,254	$108,074,569	$845,518	$2,395,128	$49,037

	December 31, 2012
	Not Rated	Pass	Special Mention	Substandard	Doubtful

Commercial loans	$16,927,391	$29,751,826	$—	$699,572	$85,123
Commercial real estate	15,905,085	67,679,442	—	493,665	28,323
Total	$32,832,476	$97,431,268	$—	$1,193,237	$113,446